Contract liabilities and other advances - Additional information (Details) £ in Thousands, $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Additions | £		£ 86,415	£ 46,637
Sanofi
Disclosure of disaggregation of revenue from contracts with customers [line items]
Additions	$ 100	74,242
BMS
Disclosure of disaggregation of revenue from contracts with customers [line items]
Additions	15	£ 11,434
Revenue from collaboration arrangement, upfront	10
Revenue from collaboration arrangement	$ 5